Significant accounting policies (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Incremental borrowing rate to discount lease liabilities	7.73%
Lease liabilities	$ 202,869	$ 243,818